Interest	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Interest

13 - INTEREST

	Year ended March 31, 2020	Year ended March 31, 2019	Year ended March 31, 2018
	$	$	$

Interest income	14,398	16,334	18,526
Interest expense	(2,237)	(2,378)	(2,934)
Total	12,161	13,956	15,592